Reserves	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reserves
26.	Reserves

(a) Reserves as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Accumulated comprehensive loss of investments in associates and joint ventures	￦	(516,528)	(670,435)
Changes in fair value of equity investments at fair value through other comprehensive income		—	(295,300)
Changes in the unrealized fair value of available-for-sale investments		230,190	—
Foreign currency translation differences		(372,166)	(417,817)
Gain or losses on valuation of derivatives		(136)	(352)
Others		(23,916)	(20,464)

	￦	(682,556)	(1,404,368)

(b) Changes in unrealized fair value of available-for-sale investments and changes in fair value of equity investments at fair value through other comprehensive income for the years ended December 31, 2017 and 2018 were as follows:

	2017		2018
	(in millions of Won)
Beginning balance	￦	276,143	230,190
Initial application of IFRS No. 9		—	(421,525)
Changes in unrealized fair value of equity investments		183,761	(139,226)
Reclassification upon disposal		(299,862)	45,737
Impairment of available-for-sale investments		96,083	—
Others		(25,935)	(10,476)

Ending balance	￦	230,190	(295,300)